Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenue	$ 105,203,366	$ 126,762,314	$ 129,276,476
Cost of revenue
Total cost of revenue	(93,290,366)	(112,260,018)	(98,956,303)
Gross profit	11,913,000	14,502,296	30,320,173
Operating expenses
Selling and marketing expenses	(7,829,043)	(11,009,570)	(13,258,852)
General and administrative expenses	(4,570,570)	(3,698,769)	(5,726,932)
Total operating expenses	(12,399,613)	(14,708,339)	(18,985,784)
(Loss) income from operations	(486,613)	(206,043)	11,334,389
Other income (expenses), net
Interest expenses, net	(671,679)	(405,599)	(834,162)
Other income	40	98,929	52,156
Foreign currency exchange gain (loss)	461,728	(393,622)	(843,319)
Total other expenses, net	(209,911)	(700,292)	(1,625,325)
(Loss) income before income taxes	(696,524)	(906,335)	9,709,064
Income tax expenses	(2,070,829)	(240,231)	(301,898)
Net (loss) income from continuing operations	(2,767,353)	(1,146,566)	9,407,166
Discontinued operations:
(Loss) income before income taxes from operations of discontinued operation	(675,658)	(8,685,904)	1,981,834
Gain on disposal of discontinued operation	4,760,997
Income tax (expenses) benefits	(497,968)	2,413,058	(1,638,954)
Net income (loss) from discontinued operations	3,587,371	(6,272,846)	342,880
Net income (loss)	820,018	(7,419,412)	9,750,046
Accretion of convertible redeemable preferred shares			(160,000)
Net income attributable to Able View Global Inc’s preferred shareholders			(148,701)
Net income (loss)attributable to Able View Global Inc’s ordinary shareholders	820,018	(7,419,412)	9,441,345
Net (loss) income from continuing operations attributable to Able View Global Inc’s ordinary shareholders	(2,767,353)	(1,146,566)	9,098,465
Net income (loss) from discontinued operations attributable to Able View Global Inc’s ordinary shareholders	3,587,371	(6,272,846)	342,880
Other comprehensive (expenses) income
Foreign currency translation adjustment	(253,975)	(39,452)	39,671
Comprehensive income (loss)	566,043	(7,458,864)	9,789,717
Accretion of convertible redeemable preferred shares			(160,000)
Net income attributable to Able View Global Inc’s preferred shareholders			(148,701)
Comprehensive income (loss) attributable to Able View Global Inc’s ordinary shareholders	$ 566,043	$ (7,458,864)	$ 9,481,016
(Loss) earnings per share from continuing operations – basic (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0.23
(Loss) earnings per share from continuing operations – diluted (in Dollars per share)	(0.05)	(0.03)	0.23
Earnings (loss) per share from discontinued operations – basic (in Dollars per share)	0.07	(0.14)	0.01
Earnings (loss) per share from discontinued operations – diluted (in Dollars per share)	0.07	(0.14)	0.01
Earnings (loss) per share – basic (in Dollars per share)	0.02	(0.17)	0.24
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.02	$ (0.17)	$ 0.24
Weighted average shares – basic (in Shares)	49,389,922	42,564,831	39,454,997
Weighted average shares – diluted (in Shares)	49,389,922	42,564,831	39,454,997
Third Parties
Revenues
Revenue	$ 105,105,571	$ 124,603,580	$ 129,107,132
Cost of revenue
Total cost of revenue	(93,215,160)	(110,103,133)	(98,805,866)
Related Parties
Revenues
Revenue	97,795	2,158,734	169,344
Cost of revenue
Total cost of revenue	$ (75,206)	$ (2,156,885)	$ (150,437)